NOTE 8 ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
NOTE 8 ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

8. ACCOUNTS RECEIVABLE

The Company had the following in accounts receivable at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
	$	$
Trade receivables, net	245,891	24,482
GST receivable	18,975	-
	264,866	24,482

The Company estimates a provision for lifetime expected credit losses for receivables aged greater than 91 days. As at December 31, 2020, the Company had $nil (2019 - $nil) recorded as a provision for expected credit losses.